Business and Organization (Details) - Schedule of particulars of subsidiaries	6 Months Ended
Sep. 30, 2022
Sweet Lollipop Co., Ltd. (“Sweet Lollipop”) [Member]
Business and Organization (Details) - Schedule of particulars of subsidiaries [Line Items]
Place of incorporation and operation	British Virgin Islands
Issued share capital	US$50,000
Principal activities	Investment holding
Percentage of shareholding% Direct	100.00%
Percentage of shareholding% Indirect
Metalpha Holding (HK) Limited (formerly known as “Long Yun International Holdings Limited”) [Member]
Business and Organization (Details) - Schedule of particulars of subsidiaries [Line Items]
Place of incorporation and operation	Hong Kong
Issued share capital	HK$10,000
Principal activities	Investment holding
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
HangZhou Longyun Network Technology Co., Ltd (“HangZhou Longyun”) [Member]
Business and Organization (Details) - Schedule of particulars of subsidiaries [Line Items]
Place of incorporation and operation	People’s Republic of China (“PRC”)	[1]
Issued share capital	RMB7,745,000	[1]
Principal activities	Crowdfunding and incubation business	[1]
Percentage of shareholding% Direct		[1]
Percentage of shareholding% Indirect		[1]
Hangzhou Dacheng Investment Management Co., Ltd. (“Hangzhou Dacheng”) [Member]
Business and Organization (Details) - Schedule of particulars of subsidiaries [Line Items]
Place of incorporation and operation	PRC
Issued share capital	RMB47,497,000
Principal activities	Investment holding
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
Dacheng Liantong Zhejiang Information Technology Co., Ltd (“Dacheng Liantong”) [Member]
Business and Organization (Details) - Schedule of particulars of subsidiaries [Line Items]
Place of incorporation and operation	PRC	[1]
Issued share capital	RMB8,000,000	[1]
Principal activities	Supply chain management platform services	[1]
Percentage of shareholding% Direct		[1]
Percentage of shareholding% Indirect		[1]
Hangzhou Xuzhihang Supply Chain Management Co., Ltd. (“Hangzhou Xuzhihang”) [Member]
Business and Organization (Details) - Schedule of particulars of subsidiaries [Line Items]
Place of incorporation and operation	PRC	[1]
Issued share capital	RMB1,000,000	[1]
Principal activities	Supply chain management platform services	[1]
Percentage of shareholding% Direct		[1]
Percentage of shareholding% Indirect		[1]
Meta Rich Limited [Member]
Business and Organization (Details) - Schedule of particulars of subsidiaries [Line Items]
Place of incorporation and operation	British Virgin Islands
Issued share capital
Principal activities	Investment holding
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
LSQ Capital Limited [Member]
Business and Organization (Details) - Schedule of particulars of subsidiaries [Line Items]
Place of incorporation and operation	Hong Kong
Issued share capital
Principal activities	Advising on securities and asset management
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
Metalpha Limited [Member]
Business and Organization (Details) - Schedule of particulars of subsidiaries [Line Items]
Place of incorporation and operation	British Virgin Islands
Issued share capital	US$4,000,000
Principal activities	Proprietary trading of digital assets
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	51.00%
LSQ Investment Limited [Member]
Business and Organization (Details) - Schedule of particulars of subsidiaries [Line Items]
Place of incorporation and operation	Hong Kong
Issued share capital
Principal activities	Inactive
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
Hangzhou Taikexi Dacheng Automobile Technology Service Co. Ltd. [Member]
Business and Organization (Details) - Schedule of particulars of subsidiaries [Line Items]
Place of incorporation and operation	PRC
Issued share capital	RMB8,700,000
Principal activities	Inactive
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	60.00%

[1]	On March 20, 2018, the Company’s indirectly wholly-owned subsidiary, Hangzhou Dacheng, and HangZhou Longyun signed agreements to give Hangzhou Dacheng the exclusive control over HangZhou Longyun’s management and operations. The purpose and design of the agreements between Hangzhou Dacheng and HangZhou Longyun, was to consolidate Hangzhou Longyun under the Company by way of common control. As both the Company and HangZhou Longyun are commonly control by Mr. Yu Han and Ms. Koulin Han, both immediately before and after the acquisition, this transaction was accounted for as a merger under common control, using merger accounting as if the merger had been consummated at the beginning of the earliest period presented, and no gain or loss was recognized. All the assets and liabilities of HangZhou Longyun are carried using their original basis. Hence, HangZhou Longyun was consolidated under the Company since its inception due to the purpose and design of the establishment of the agreements. Dacheng Liantong and Hangzhou Xuzhihang are the indirectly owned subsidiaries of HangZhou Longyun.